Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short-Term Investments

Short-term investments as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
	2025	2024
Investment in equity securities with readily determinable fair value	$5,732,433	$1,390,475